Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	£ 4,867	£ 4,953
Differences on exchange	(252)	319
Additions	480	503
Reallocations	0	0
Depreciation	(506)	(539)
Impairment	(151)	(319)
Right-of-use assets − reassessments, modifications and terminations	(28)	(12)
Disposals	(9)	(18)
Net reclassifications as held-for-sale	14	254
Property, plant and equipment including right-of-use assets closing balance	4,583	4,867
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	9,506	8,971
Property, plant and equipment including right-of-use assets closing balance	9,044	9,506
Accumulated depreciation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	(4,639)	(4,018)
Property, plant and equipment including right-of-use assets closing balance	(4,461)	(4,639)
- Right-of-use properties (IFRS 16)
Disclosure Of Property Plant And Equipment [Line Items]
Additions	196	234
Freehold property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	1,002	1,033
Differences on exchange	(41)	68
Additions	0	0
Reallocations	69	44
Depreciation	(34)	(36)
Impairment	0	(62)
Right-of-use assets − reassessments, modifications and terminations	0	0
Disposals	(1)	(4)
Net reclassifications as held-for-sale	14	41
Property, plant and equipment including right-of-use assets closing balance	981	1,002
Freehold property | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	1,475	1,421
Property, plant and equipment including right-of-use assets closing balance	1,418	1,475
Freehold property | Accumulated depreciation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	(473)	(388)
Property, plant and equipment including right-of-use assets closing balance	(437)	(473)
Freehold property | - Right-of-use properties (IFRS 16)
Disclosure Of Property Plant And Equipment [Line Items]
Additions	0	0
Leasehold property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	466	477
Differences on exchange	(25)	30
Additions	0	0
Reallocations	24	21
Depreciation	(102)	(112)
Impairment	(5)	(39)
Right-of-use assets − reassessments, modifications and terminations	(15)	(16)
Disposals	(3)	(2)
Net reclassifications as held-for-sale	0	10
Property, plant and equipment including right-of-use assets closing balance	452	466
Leasehold property | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	940	847
Property, plant and equipment including right-of-use assets closing balance	895	940
Leasehold property | Accumulated depreciation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	(474)	(370)
Property, plant and equipment including right-of-use assets closing balance	(443)	(474)
Leasehold property | - Right-of-use properties (IFRS 16)
Disclosure Of Property Plant And Equipment [Line Items]
Additions	112	117
Plant, Equipment and Other Owned
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	2,455	2,620
Differences on exchange	(135)	164
Additions	20	32
Reallocations	431	374
Depreciation	(293)	(323)
Impairment	(131)	(210)
Right-of-use assets − reassessments, modifications and terminations	0	0
Disposals	(5)	(15)
Net reclassifications as held-for-sale	0	187
Property, plant and equipment including right-of-use assets closing balance	2,342	2,455
Plant, Equipment and Other Owned | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	5,962	5,750
Property, plant and equipment including right-of-use assets closing balance	5,702	5,962
Plant, Equipment and Other Owned | Accumulated depreciation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	(3,507)	(3,130)
Property, plant and equipment including right-of-use assets closing balance	(3,360)	(3,507)
Plant, Equipment and Other Owned | - Right-of-use properties (IFRS 16)
Disclosure Of Property Plant And Equipment [Line Items]
Additions	0	0
Plant, Equipment and Other Leased
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	177	117
Differences on exchange	(8)	9
Additions	0	0
Reallocations	0	2
Depreciation	(77)	(68)
Impairment	(9)	(4)
Right-of-use assets − reassessments, modifications and terminations	(13)	4
Disposals	0	0
Net reclassifications as held-for-sale	0	0
Property, plant and equipment including right-of-use assets closing balance	154	177
Plant, Equipment and Other Leased | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	362	247
Property, plant and equipment including right-of-use assets closing balance	375	362
Plant, Equipment and Other Leased | Accumulated depreciation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	(185)	(130)
Property, plant and equipment including right-of-use assets closing balance	(221)	(185)
Plant, Equipment and Other Leased | - Right-of-use properties (IFRS 16)
Disclosure Of Property Plant And Equipment [Line Items]
Additions	84	117
Assets in the Course of Construction
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	767	706
Differences on exchange	(43)	48
Additions	460	471
Reallocations	(524)	(441)
Depreciation	0	0
Impairment	(6)	(4)
Right-of-use assets − reassessments, modifications and terminations	0	0
Disposals	0	(3)
Net reclassifications as held-for-sale	0	16
Property, plant and equipment including right-of-use assets closing balance	654	767
Assets in the Course of Construction | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	767	706
Property, plant and equipment including right-of-use assets closing balance	654	767
Assets in the Course of Construction | - Right-of-use properties (IFRS 16)
Disclosure Of Property Plant And Equipment [Line Items]
Additions	£ 0	£ 0